Condensed Financial Information of the Company - Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2014
Ordinary shares, shares authorized			10,000,000,000
Treasury stock, shares		45,273,040
Common Class A [Member]
Ordinary shares, par value	$ 0.000025	$ 0.000025
Ordinary shares, shares authorized	7,600,000,000	7,600,000,000
Ordinary shares, shares issued	435,084,177	475,357,217
Ordinary shares, shares outstanding	431,985,016	419,253,027
Common Class B [Member]
Ordinary shares, par value	$ 0.000025	$ 0.000025
Ordinary shares, shares authorized	1,400,000,000	1,400,000,000
Ordinary shares, shares issued	957,985,982	957,985,982
Ordinary shares, shares outstanding	946,017,565	946,017,565
Parent Company [Member]
Treasury stock, shares	0	45,273,040
Parent Company [Member] | Common Class A [Member]
Ordinary shares, par value	$ 0.000025	$ 0.000025
Ordinary shares, shares authorized	7,600,000,000	7,600,000,000
Ordinary shares, shares issued	435,084,177	475,357,217
Ordinary shares, shares outstanding	431,985,016	419,253,027
Parent Company [Member] | Common Class B [Member]
Ordinary shares, par value	$ 0.000025	$ 0.000025
Ordinary shares, shares authorized	1,400,000,000	1,400,000,000
Ordinary shares, shares issued	957,985,982	957,985,982
Ordinary shares, shares outstanding	946,017,565